Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Allowances and reserves on Accounts receivables	$ 41,929	$ 36,129	$ 184,964
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	49,737,826	44,007,826	38,580,261
Common stock, shares outstanding	38,932,826	38,832,826	38,580,261